Stockholders’ Equity (Details) - Schedule of Summarizes the Activity of LiveOne’s Restricted Stock - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Summarizes the Activity of LiveOne’s Restricted Stock [Abstract]
Number of Shares, Outstanding at beginning	378,125	200,000
Number of Shares, Granted	265,000	500,000
Number of Shares, Vested	(375,000)	(321,875)
Number of Shares, Cancelled	(5,625)
Number of Shares, Outstanding at ending	262,500	378,125